Disclosures on equity (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	$ 13,009	$ 9,509	$ 9,509
Adjustments to equity	(1,677)	(1,677)	(1,677)
Equity	2,247,468	2,307,272	2,400,356	$ 2,292,515
SQM Iberian S.A. [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	9,464	5,964	5,963
SQM Europe N.V. [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	1,957	1,957	1,958
Soquimich European Holding B.V. [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	828	828	828
Abu Dhabi Fertilizer Industries WWL [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	455	455	455
Doktor Tarsa Tarim Sanayi AS [Member]
Disclosure of Disclosures on equity [Line Items]
Equity before adjustments	$ 305	$ 305	$ 305